Equity (Dividends from Insurance Subsidiaries) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Class of Stock [Line Items]
Restricted net assets	$ 24,000,000,000
Property and Casualty Insurance Subsidiaries [Member]
Class of Stock [Line Items]
Amount available for dividend distribution without prior approval from regulatory agency	1,400,000,000
Amount anticipated to be received as dividend distribution from subsidiary	800,000,000
Amount received as dividend distribution from subsidiary	1,000,000,000
Dividend relating to funding interest payments on intercompany note	156,000,000
Dividends to fund holding company obligations	841,000,000
U S Life Insurance Subsidiaries Includes Domestic Captive Insurance Subsidiaries [Member]
Class of Stock [Line Items]
Amount anticipated to be received as dividend distribution from subsidiary	0
Amount Anticipated to be Received as Extraordinary Dividend Distribution from Subsidiary	1,200,000,000
Amount received as dividend distribution from subsidiary	0
U S Life Insurance Subsidiaries Includes Domestic Captive Insurance Subsidiaries [Member]
Class of Stock [Line Items]
Amount available for dividend distribution without prior approval from regulatory agency	$ 577,000,000